Commitments and Contingencies - Operating Lease Payments Due (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 4,383
2023	4,474
2024	4,562
2025	4,684
2026	4,775
Thereafter	45,463
Total operating lease obligations	$ 68,341